Stock-based Compensation - Summary of restricted stock units (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Ending balance, Shares	$ 8.17
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs Outstanding Granted | shares	11,421,216
Number of RSU Outstanding | shares	10,678,818
Number of RSUs Outstanding, Vested | shares	(585,623)
Number of RSUs Outstanding, Forfeited | shares	(156,775)
Weighted- Average Grant Date Fair Value Per Share, Beginning balance	$ 0
Grant-date fair value	9.20
Weighted Average Grant Date Fair Value Per Share, Vested	9.20
Weighted Average Grant Date Fair Value Per Share, Forfeited	9.08
Outstanding, Ending balance, Shares	$ 9.20